Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
MONEY MARKET FUND† - 20.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.08%[1]	68,440,219	$68,440,219
Total Money Market Fund
(Cost $68,440,219)		68,440,219

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 30.7%
Collateralized Loan Obligations - 24.3%
Marathon CLO V Ltd.
2017-5A, 1.24% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	4,080,377	4,001,071
2017-5A, 1.82% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[2,3]	1,618,482	1,555,505
Denali Capital CLO XI Ltd.
2018-1A, 2.27% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[2,3]	5,000,000	4,882,845
Flagship CLO VIII Ltd.
2018-8A, 2.98% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[2,3]	5,100,000	4,804,202
MP CLO VIII Ltd.
2018-2A, 1.80% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[2,3]	4,792,274	4,696,224
Shackleton VIII CLO Ltd.
2017-8A, 2.06% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[2,3]	4,703,334	4,590,523
Telos CLO Ltd.
2017-6A, 2.41% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[2,3]	3,853,575	3,809,250
GPMT Ltd.
2019-FL2, 1.49% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[2,3]	3,000,000	2,949,493
Avery Point V CLO Ltd.
2017-5A, 2.63% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 07/17/26[2,3]	3,000,000	2,939,824
MidOcean Credit CLO VII
2020-7A, 2.26% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[2,3]	3,000,000	2,907,613

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 30.7% (continued)
Collateralized Loan Obligations - 24.3% (continued)
Golub Capital Partners CLO Ltd.
2018-36A, 1.84% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[2,3]	3,000,000	$2,814,866
THL Credit Wind River CLO Ltd.
2017-2A, 2.09% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[2,3]	2,320,433	2,280,218
2019-1A, 2.10% (3 Month USD LIBOR + 0.88%, Rate Floor: 0.00%) due 01/15/26[2,3]	416,421	412,840
Palmer Square Loan Funding Ltd.
2018-4A, 1.29% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[2,3]	1,872,182	1,838,499
2019-3A, 1.23% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[2,3]	823,507	815,379
Mountain View CLO Ltd.
2018-1A, 2.02% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[2,3]	2,673,863	2,629,400
Garrison BSL CLO Ltd.
2018-1A, 2.39% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/17/28[2,3]	2,550,000	2,519,525
BXMT Ltd.
2020-FL2, 1.34% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/16/37[2,3]	2,500,000	2,418,150
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 2.52% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	2,500,000	2,343,547
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 1.77% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[2,3]	2,077,439	2,045,992
Venture XIV CLO Ltd.
2020-14A, 1.40% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[2,3]	2,000,000	1,932,553

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 30.7% (continued)
Collateralized Loan Obligations - 24.3% (continued)
Venture XII CLO Ltd.
2018-12A, 1.17% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[2,3]	1,889,269	$1,845,545
Owl Rock CLO IV Ltd.
2020-4A, 3.17% (3 Month USD LIBOR + 2.62%, Rate Floor: 2.62%) due 05/20/29[2,3]	1,750,000	1,752,025
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 1.94% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[2,3]	1,750,000	1,721,404
Halcyon Loan Advisors Funding Ltd.
2017-3A, 2.04% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[2,3]	1,602,156	1,571,226
GoldenTree Loan Management US CLO 1 Ltd.
2020-1A, 2.09% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 04/20/29[2,3]	1,500,000	1,471,222
Newfleet CLO Ltd.
2018-1A, 2.09% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[2,3]	1,500,000	1,464,226
Mountain Hawk II CLO Ltd.
2018-2A, 2.74% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[2,3]	1,396,462	1,389,489
ACIS CLO Ltd.
2015-6A, 2.28% (3 Month USD LIBOR + 1.59%, Rate Floor: 0.00%) due 05/01/27[2,3]	858,594	855,080
2014-3A, 2.20% (3 Month USD LIBOR + 1.51%, Rate Floor: 0.00%) due 02/01/26[2,3]	476,773	475,789
NewStar Clarendon Fund CLO LLC
2019-1A, 2.29% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[2,3]	1,242,815	1,228,318
Wellfleet CLO Ltd.
2020-2A, 2.20% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[2,3]	1,250,000	1,220,965

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 30.7% (continued)
Collateralized Loan Obligations - 24.3% (continued)
Oaktree CLO Ltd.
2017-1A, 2.49% (3 Month USD LIBOR + 1.35%) due 10/20/27[2,3]	1,250,000	$1,198,661
Golub Capital BDC CLO LLC
2018-1A, 2.39% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/25/26[2,3]	1,200,000	1,167,828
West CLO Ltd.
2017-1A, 2.06% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[2,3]	1,093,813	1,088,301
Grand Avenue CRE Ltd.
2020-FL2, 2.63% (1 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 03/15/35[2,3]	1,000,000	1,002,500
LoanCore Issuer Ltd.
2018-CRE1, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[2,3]	1,000,000	980,304
TICP CLO I Ltd.
2018-1A, 1.94% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 07/20/27[2,3]	904,842	896,620
Cent CLO Ltd.
2013-19A, 2.17% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[2,3]	651,648	650,030
BDS Ltd.
2018-FL2, 1.14% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 08/15/35[2,3]	594,604	584,773
MidOcean Credit CLO IV
2018-4A, 2.02% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[2,3]	589,683	581,978
BSPRT Issuer Ltd.
2018-FL3, 1.24% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[2,3]	410,969	405,825
Golub Capital Partners CLO 17 Ltd.
2017-17A, 2.64% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[2,3]	300,000	285,946

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 30.7% (continued)
Collateralized Loan Obligations - 24.3% (continued)
Babson CLO Ltd.
2017-IA, 2.29% (3 Month USD LIBOR + 1.15%, Rate Floor: 0.00%) due 07/20/25[2,3]	101,319	$101,097
Octagon Investment Partners XIX Ltd.
2017-1A, 2.32% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 04/15/26[2,3]	90,511	90,492
Total Collateralized Loan Obligations		83,217,163
Financial - 2.9%
Station Place Securitization Trust
2020-5, 1.22% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 05/24/22†††,2,3,4	6,600,000	6,600,000
2019-9, 0.89% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/24/20†††,2,3	600,000	600,000
Barclays Bank plc
GMTN, 0.86% (1 Month USD LIBOR + 0.68%) due 07/31/20†††,3,4,5	1,950,000	1,950,000
Madison Avenue Secured Funding Trust
2019-1, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20†††,2,3	800,000	800,000
Total Financial		9,950,000
Transport-Aircraft - 1.4%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	2,432,675	2,258,829
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	1,826,043	1,628,345
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	988,333	839,572
Total Transport-Aircraft		4,726,746
Transport-Container - 1.1%
Global SC Finance II SRL
2014-1A, 3.19% due 07/17/29[2]	2,858,333	2,846,549

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 30.7% (continued)
Transport-Container - 1.1% (continued)
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[2]	850,000	$845,445
Total Transport-Container		3,691,994
Infrastructure - 1.0%
VB-S1 Issuer LLC
2020-1A, 3.03% due 06/15/50[2]	3,300,000	3,349,644
Total Asset-Backed Securities
(Cost $107,450,225)		104,935,547
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 27.9%
Residential Mortgage Backed Securities - 26.3%
Ocwen Master Advance Receivables Trust
2019-T1, 2.51% due 08/15/50[2]	9,300,000	9,288,847
New Residential Advance Receivables Trust Advance Receivables Backed
2019-T4, 2.33% due 10/15/51[2]	3,000,000	2,961,370
2019-T3, 2.51% due 09/15/52[2]	2,550,000	2,495,060
2019-T5, 2.43% due 10/15/51[2]	2,500,000	2,484,729
Verus Securitization Trust
2020-1, 2.42% (WAC) due 01/25/60[2,3]	2,796,124	2,834,543
2019-4, 2.64% due 11/25/59[2,6]	1,921,555	1,952,761
2019-4, 2.85% due 11/25/59[2,6]	880,097	894,333
Uniform MBS 30 Year
due 09/14/21	5,400,000	5,607,360
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	2,361,803	2,436,320
2019-1A, 3.50% (WAC) due 10/25/59[2,3]	1,970,489	2,081,917
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	3,819,992	3,924,850
Soundview Home Loan Trust
2006-OPT5, 0.33% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	3,268,652	3,116,892
2006-1, 0.48% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 02/25/36[3]	676,804	665,665
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[2,3]	1,816,321	1,907,976

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 27.9% (continued)
Residential Mortgage Backed Securities - 26.3% (continued)
2017-5, 0.79% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	1,766,813	$1,750,942
FKRT
5.47% due 07/03/23[5]	3,185,316	3,178,627
Home Equity Loan Trust
2007-FRE1, 0.38% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	3,112,622	2,831,073
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 0.57% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/35[3]	2,900,000	2,818,499
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.82% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	2,701,755	2,602,692
2006-NC1, 0.33% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 05/25/36[3]	31,145	31,083
NovaStar Mortgage Funding Trust Series
2007-2, 0.39% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	2,496,822	2,335,810
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 02/25/24[2,3]	2,147,063	2,173,900
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[2,3]	1,415,759	1,429,372
2019-2, 2.70% (WAC) due 09/25/59[2,3]	713,362	722,090
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[2,3]	1,350,507	1,361,753
2019-1, 2.94% (WAC) due 06/25/49[2,3]	746,882	749,639

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 27.9% (continued)
Residential Mortgage Backed Securities - 26.3% (continued)
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 0.62% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[3]	2,100,000	$2,066,543
Countrywide Asset-Backed Certificates
2006-6, 0.35% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[3]	2,003,070	1,972,437
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[2,3]	1,388,777	1,443,572
2019-RM3, 2.80% (WAC) due 06/25/69[2,3]	436,510	442,302
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[2,6]	1,793,818	1,798,786
CSMC Series
2014-2R, 0.37% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	998,553	971,770
2014-7R, 0.44% (WAC) due 10/27/36[2,3]	796,905	772,479
CIT Mortgage Loan Trust
2007-1, 1.54% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	1,010,912	1,007,756
2007-1, 1.63% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[2,3]	733,144	734,067
Citigroup Mortgage Loan Trust
2007-WFH2, 0.59% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/25/37[3]	960,144	948,588
2019-IMC1, 2.72% (WAC) due 07/25/49[2,3]	706,343	715,580
Banc of America Funding Trust
2015-R2, 0.45% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[2,3]	1,600,000	1,520,638
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[2,3]	1,112,555	1,132,585

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 27.9% (continued)
Residential Mortgage Backed Securities - 26.3% (continued)
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 0.32% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	1,204,134	$1,132,345
Morgan Stanley Home Equity Loan Trust
2006-2, 0.46% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 02/25/36[3]	1,096,300	1,072,035
Alternative Loan Trust
2007-OA7, 0.32% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 05/25/47[3]	1,207,409	1,043,420
Structured Asset Investment Loan Trust
2005-2, 0.92% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 03/25/35[3]	492,432	487,577
2005-1, 0.90% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 02/25/35[2,3]	422,060	422,993
HarborView Mortgage Loan Trust
2006-14, 0.34% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	971,246	840,346
Encore Credit Receivables Trust
2005-4, 0.84% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.44%) due 01/25/36[3]	750,134	747,195
Nationstar Home Equity Loan Trust
2007-B, 0.40% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[3]	728,993	709,338
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[2,3]	662,130	672,152
FBR Securitization Trust
2005-2, 0.93% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.50%) due 09/25/35[3]	658,854	652,931

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 27.9% (continued)
Residential Mortgage Backed Securities - 26.3% (continued)
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[2,3]	573,650	$574,223
GSAMP Trust
2005-HE6, 0.62% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[3]	546,319	546,339
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 0.69% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.25%) due 12/25/35[3]	471,763	460,737
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[2,3]	238,357	242,775
Total Residential Mortgage Backed Securities		89,769,612
Commercial Mortgage Backed Securities - 1.6%
Citigroup Commercial Mortgage Trust
2018-C6, 0.95% (WAC) due 11/10/51[3,7]	49,015,305	2,562,564
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.80% (WAC) due 06/15/51[3,7]	49,737,338	1,765,496
Benchmark Mortgage Trust
2019-B14, 0.92% (WAC) due 12/15/62[3,7]	24,948,191	1,235,582
Total Commercial Mortgage Backed Securities		5,563,642
Total Collateralized Mortgage Obligations
(Cost $95,751,314)		95,333,254
CORPORATE BONDS†† - 17.0%
Financial - 7.2%
Australia & New Zealand Banking Group Ltd.
1.34% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	3,675,000	3,703,313
Goldman Sachs Group, Inc.
1.51% (3 Month USD LIBOR + 1.20%) due 09/15/20[3]	2,660,000	2,663,405
2.13% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	1,000,000	1,008,163
Wells Fargo & Co.
1.38% (3 Month USD LIBOR + 0.93%) due 02/11/22[3]	3,150,000	3,159,553
Capital One Financial Corp.
1.21% (3 Month USD LIBOR + 0.45%) due 10/30/20[3]	2,525,000	2,527,214

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 17.0% (continued)
Financial - 7.2% (continued)
Bank of America Corp.
1.77% (3 Month USD LIBOR + 0.66%) due 07/21/21[3]	2,435,000	$2,435,564
Sumitomo Mitsui Financial Group, Inc.
1.99% (3 Month USD LIBOR + 1.68%) due 03/09/21[3]	2,158,000	2,179,457
UBS Group AG
3.09% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 04/14/21[2,3]	1,875,000	1,900,044
Santander UK plc
0.97% (3 Month USD LIBOR + 0.62%) due 06/01/21[3]	1,790,000	1,795,882
Citigroup, Inc.
1.69% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	750,000	756,869
ANZ New Zealand Int’l Ltd.
2.85% due 08/06/20[2]	680,000	681,627
Svenska Handelsbanken AB
3.35% due 05/24/21	594,000	609,084
Mitsubishi UFJ Financial Group, Inc.
2.23% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	336,000	339,729
Essex Portfolio, LP
5.20% due 03/15/21	300,000	304,833
Assurant, Inc.
1.53% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	234,000	234,000
Marsh & McLennan Cos., Inc.
4.80% due 07/15/21	200,000	206,729
Total Financial		24,505,466
Consumer, Non-cyclical - 5.0%
Express Scripts Holding Co.
1.11% (3 Month USD LIBOR + 0.75%) due 11/30/20[3]	3,825,000	3,825,279
General Mills, Inc.
1.72% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	3,650,000	3,657,555
Sysco Corp.
5.65% due 04/01/25	2,450,000	2,859,805
Zimmer Biomet Holdings, Inc.
1.07% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	2,000,000	1,999,652
CVS Health Corp.
1.03% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	1,500,000	1,505,700
AbbVie, Inc.
0.72% (3 Month USD LIBOR + 0.35%) due 05/21/21[2,3]	1,150,000	1,150,699
Global Payments, Inc.
3.80% due 04/01/21	1,100,000	1,119,927
Quest Diagnostics, Inc.
4.70% due 04/01/21	378,000	389,393

	Face Amount~	Value
CORPORATE BONDS†† - 17.0% (continued)
Consumer, Non-cyclical - 5.0% (continued)
Coca-Cola European Partners plc
3.50% due 09/15/20	300,000	$301,788
ADT Security Corp.
3.50% due 07/15/22	200,000	198,800
Total Consumer, Non-cyclical		17,008,598
Industrial - 2.5%
Boeing Co.
4.51% due 05/01/23	3,300,000	3,486,214
Siemens Financieringsmaatschappij N.V.
0.93% (3 Month USD LIBOR + 0.61%) due 03/16/22[2,3]	2,160,000	2,168,273
Aviation Capital Group LLC
2.88% due 01/20/22[2]	1,300,000	1,242,414
Rolls-Royce plc
2.38% due 10/14/20[2]	1,100,000	1,097,723
Textron, Inc.
1.00% (3 Month USD LIBOR + 0.55%) due 11/10/20[3]	650,000	648,033
Tyco Electronics Group S.A.
4.88% due 01/15/21	40,000	40,897
Total Industrial		8,683,554
Technology - 0.7%
Microchip Technology, Inc.
2.67% due 09/01/23[2]	1,640,000	1,688,022
Infor, Inc.
1.45% due 07/15/23[2]	780,000	786,441
Total Technology		2,474,463
Communications - 0.5%
ViacomCBS, Inc.
4.75% due 05/15/25	810,000	926,136
Sirius XM Radio, Inc.
3.88% due 08/01/22[2]	400,000	403,044
Level 3 Financing, Inc.
5.13% due 05/01/23	350,000	350,000
Sprint Spectrum Company LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
3.36% due 09/20/21[2]	62,500	63,261
Total Communications		1,742,441
Energy - 0.4%
Phillips 66
0.96% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	1,100,000	1,098,356
Marathon Petroleum Corp.
3.40% due 12/15/20	170,000	171,618
5.13% due 03/01/21	120,000	123,332
Total Energy		1,393,306
Utilities - 0.3%
NextEra Energy Capital Holdings, Inc.
0.76% (3 Month USD LIBOR + 0.45%) due 09/28/20[3]	1,100,000	1,100,886

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 17.0% (continued)
Consumer, Cyclical - 0.2%
Marriott International, Inc.
0.97% (3 Month USD LIBOR + 0.65%) due 03/08/21[3]	600,000	$594,234
Basic Materials - 0.2%
DuPont de Nemours, Inc.
2.17% due 05/01/23	470,000	479,182
Total Corporate Bonds
(Cost $57,182,211)		57,982,130
FOREIGN GOVERNMENT DEBT†† - 5.3%
Government of Japan
(0.18%) due 07/13/20[8]	JPY 723,300,000	6,699,038
(0.21%) due 07/06/20[8]	JPY 358,000,000	3,315,635
Nova Scotia T-Bill
0.20% due 07/16/20[8]	CAD 4,623,000	3,405,987
Republic of Portugal
(0.44%) due 07/17/20[8]	EUR 3,020,000	3,395,065

	Face Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 5.3% (continued)
Province of Manitoba Canada T-Bill
0.19% due 07/22/20[8]	CAD 1,350,000	$994,561
Ontario T-Bill
0.19% due 07/15/20[8]	CAD 605,000	445,737
Total Foreign Government Debt
(Cost $18,345,806)		18,256,023
SENIOR FLOATING RATE INTERESTS†† - 0.2%
Consumer, Cyclical - 0.2%
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25[3]	800,000	775,000
Total Senior Floating Rate Interests
(Cost $776,618)		775,000
Total Investments - 101.1%
(Cost $347,946,393)		$345,722,173
Other Assets & Liabilities, net - (1.1)%		(3,826,253)
Total Net Assets - 100.0%		$341,895,920

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Citibank N.A., New York	21,740,000	BRL	07/01/20	$5,429,050	$4,001,473	$1,427,577
JPMorgan Chase Bank, N.A.	12,900,000	BRL	07/01/21	3,090,111	2,368,854	721,257
Citibank N.A., New York	8,890,000	BRL	07/01/21	2,156,966	1,632,490	524,476
Goldman Sachs International	5,020,000	BRL	07/01/20	1,303,557	923,983	379,574
Citibank N.A., New York	559,279,500	JPY	07/01/21	5,506,997	5,214,628	292,369
Barclays Bank plc	518,259,000	JPY	07/01/21	5,095,457	4,832,159	263,298
JPMorgan Chase Bank, N.A.	392,196,000	JPY	09/01/20	3,727,993	3,635,196	92,797
Goldman Sachs International	2,407,925	EUR	07/30/21	2,797,106	2,732,012	65,094
Goldman Sachs International	723,300,000	JPY	07/13/20	6,753,051	6,699,767	53,284
Goldman Sachs International	860,000	BRL	07/01/21	201,476	157,924	43,552
JPMorgan Chase Bank, N.A.	2,135,900	EUR	07/30/21	2,465,192	2,423,375	41,817
Goldman Sachs International	358,000,000	JPY	07/06/20	3,356,541	3,315,761	40,780
Goldman Sachs International	18,462,217	ILS	02/01/21	5,395,596	5,375,273	20,323
Citibank N.A., New York	5,130,800	ILS	04/30/21	1,519,697	1,499,617	20,080
Bank of America, N.A.	4,696,500	ILS	04/30/21	1,390,766	1,372,681	18,085
Goldman Sachs International	3,270,500	ILS	01/31/22	968,614	961,145	7,469
Citibank N.A., New York	3,020,000	EUR	07/17/20	3,400,837	3,395,590	5,247

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

JPMorgan Chase Bank, N.A.	1,350,000	CAD	07/22/20	$999,099	$994,779	$4,320
Goldman Sachs International	1,727,100	ILS	04/30/21	506,269	504,792	1,477
Bank of America, N.A.	316,500	ILS	01/31/22	93,833	93,014	819
Goldman Sachs International	17,925	EUR	07/30/20	20,375	20,160	215
Citibank N.A., New York	279,500	JPY	01/04/21	2,728	2,598	130
Barclays Bank plc	259,000	JPY	01/04/21	2,523	2,407	116
Citibank N.A., New York	279,500	JPY	07/01/20	2,700	2,589	111
Barclays Bank plc	259,000	JPY	07/01/20	2,499	2,399	100
JPMorgan Chase Bank, N.A.	15,900	EUR	07/30/20	17,967	17,883	84
Bank of America, N.A.	16,500	ILS	02/01/21	4,821	4,804	17
Citibank N.A., New York	45	ILS	02/01/21	13	13	—
BNP Paribas	605,000	CAD	07/15/20	445,557	445,797	(240)
BNP Paribas	670,000	CAD	07/16/20	492,508	493,695	(1,187)
Barclays Bank plc	3,953,000	CAD	07/16/20	2,905,613	2,912,799	(7,186)
						$4,015,855

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Goldman Sachs International	18,478,762	ILS	02/01/21	$5,179,695	$5,380,090	$200,395
Goldman Sachs International	5,777,200	ILS	04/30/21	1,611,313	1,688,545	77,232
JPMorgan Chase Bank, N.A.	5,777,200	ILS	04/30/21	1,627,839	1,688,545	60,706
Goldman Sachs International	3,587,000	ILS	01/31/22	995,283	1,054,160	58,877
JPMorgan Chase Bank, N.A.	538,500	JPY	07/01/20	5,196	4,987	(209)
JPMorgan Chase Bank, N.A.	538,500	JPY	01/04/21	5,228	5,005	(223)
Goldman Sachs International	33,825	EUR	07/30/20	38,372	38,043	(329)
Goldman Sachs International	4,543,825	EUR	07/30/21	5,214,039	5,155,387	(58,652)
JPMorgan Chase Bank, N.A.	7,588,000	BRL	07/01/21	1,470,542	1,393,400	(77,142)
Citibank N.A., New York	15,062,000	BRL	07/01/21	2,888,505	2,765,867	(122,638)
JPMorgan Chase Bank, N.A.	392,196,000	JPY	09/01/20	3,799,097	3,635,196	(163,901)
Goldman Sachs International	26,760,000	BRL	07/01/20	5,265,063	4,925,456	(339,607)
JPMorgan Chase Bank, N.A.	1,077,538,500	JPY	07/01/21	10,521,296	10,046,787	(474,509)
						$(840,000)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of June 30, 2020.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $171,772,488 (cost $173,844,952), or 50.2% of total net assets.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

3	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
4	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued securities amounts to $8,550,000, (cost $8,550,000) or 2.5% of total net assets.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $5,128,627 (cost $5,135,323), or 1.5% of total net assets — See Note 5.
6	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2020. See table below for additional step information for each security.
7	Security is an interest-only strip.
8	Rate indicated is the effective yield at the time of purchase.

BRL — Brazilian Real
CAD — Canadian Dollar
EUR — Euro
ILS — Israeli New Shekel
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
WAC — Weighted Average Coupon
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$68,440,219	$—	$—	$68,440,219
Asset-Backed Securities	—	94,985,547	9,950,000	104,935,547
Collateralized Mortgage Obligations	—	95,333,254	—	95,333,254
Corporate Bonds	—	57,982,130	—	57,982,130
Foreign Government Debt	—	18,256,023	—	18,256,023
Senior Floating Rate Interests	—	775,000	—	775,000
Forward Foreign Currency Exchange Contracts**	—	4,421,678	—	4,421,678
Total Assets	$68,440,219	$271,753,632	$9,950,000	$350,143,851

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$1,245,823	$—	$1,245,823

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at June 30, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$ 8,550,000	Model Price	Purchase Price	—	—
Asset-Backed Securities	1,400,000	Option Adjusted Spread off prior month broker quote	Broker Quote	—	—
Total Assets	$ 9,950,000

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines were revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2020, the Fund had securities with a total value of $600,000 transfer from Level 2 to Level 3 to due to lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2020:

Assets
Asset-Backed Securities
Beginning Balance	$5,000,000
Purchases/(Receipts)	9,350,000
(Sales, maturities and paydowns)/Fundings	(5,000,000)
Amortization of premiums/discounts	—
Total realized gains (losses) included in earnings	—
Total change in unrealized appreciation (depreciation) included in earnings	—
Transfers into Level 3	600,000
Ending Balance	$9,950,000
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2020	$—

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/26/21	8.00%	07/26/22
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
MONEY MARKET FUND† - 3.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.08%[1]	8,471,442	$8,471,442
Total Money Market Fund
(Cost $8,471,442)		8,471,442

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.6%
Collateralized Loan Obligations - 28.1%
Garrison BSL CLO Ltd.
2018-1A, 2.78% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 07/17/28[2,3]	3,000,000	2,917,402
2018-1A, 2.39% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/17/28[2,3]	2,100,000	2,074,903
Denali Capital CLO XI Ltd.
2018-1A, 2.27% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[2,3]	4,250,000	4,150,419
Marathon CLO V Ltd.
2017-5A, 1.24% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	3,474,070	3,406,548
2017-5A, 1.82% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[2,3]	688,716	661,917
Flagship CLO VIII Ltd.
2018-8A, 2.98% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[2,3]	4,200,000	3,956,401
MP CLO VIII Ltd.
2018-2A, 1.80% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[2,3]	3,946,579	3,867,479
Shackleton VIII CLO Ltd.
2017-8A, 2.06% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[2,3]	3,135,556	3,060,349
GPMT Ltd.
2019-FL2, 1.49% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[2,3]	2,750,000	2,703,702
THL Credit Wind River CLO Ltd.
2017-2A, 2.09% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[2,3]	2,127,064	2,090,430

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.6% (continued)
Collateralized Loan Obligations - 28.1% (continued)
2019-1A, 2.10% (3 Month USD LIBOR + 0.88%, Rate Floor: 0.00%) due 01/15/26[2,3]	356,933	$353,863
MidOcean Credit CLO VII
2020-7A, 2.26% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[2,3]	2,500,000	2,423,011
Golub Capital Partners CLO Ltd.
2018-36A, 1.84% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[2,3]	2,500,000	2,345,721
Telos CLO Ltd.
2017-6A, 2.41% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[2,3]	2,228,573	2,202,940
BXMT Ltd.
2020-FL2, 1.34% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/16/37[2,3]	2,250,000	2,176,335
Mountain View CLO Ltd.
2018-1A, 2.02% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[2,3]	2,129,187	2,093,781
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 2.52% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	2,000,000	1,874,837
Oaktree CLO Ltd.
2017-1A, 2.01% (3 Month USD LIBOR + 0.87%) due 10/20/27[2,3]	1,867,058	1,836,869
MidOcean Credit CLO IV
2018-4A, 2.02% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[2,3]	1,769,049	1,745,934
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 1.77% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[2,3]	1,763,864	1,737,163
Venture XIV CLO Ltd.
2020-14A, 1.40% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[2,3]	1,750,000	1,690,984

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.6% (continued)
Collateralized Loan Obligations - 28.1% (continued)
LoanCore Issuer Ltd.
2018-CRE1, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[2,3]	1,000,000	$980,304
2018-CRE1, 1.32% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28[2,3]	500,000	495,627
Newfleet CLO Ltd.
2018-1A, 2.09% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[2,3]	1,500,000	1,464,226
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 1.94% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[2,3]	1,442,000	1,418,437
Crown Point CLO III Ltd.
2017-3A, 2.67% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[2,3]	850,000	829,720
2017-3A, 2.13% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 12/31/27[2,3]	575,237	565,291
Golub Capital BDC CLO LLC
2018-1A, 2.39% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/25/26[2,3]	1,400,000	1,362,466
Halcyon Loan Advisors Funding Ltd.
2017-3A, 2.04% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[2,3]	1,317,328	1,291,897
Owl Rock CLO IV Ltd.
2020-4A, 3.17% (3 Month USD LIBOR + 2.62%, Rate Floor: 2.62%) due 05/20/29[2,3]	1,250,000	1,251,447
GoldenTree Loan Management US CLO 1 Ltd.
2020-1A, 2.09% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 04/20/29[2,3]	1,250,000	1,226,018
Mountain Hawk II CLO Ltd.
2018-2A, 2.74% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[2,3]	1,163,718	1,157,908

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.6% (continued)
Collateralized Loan Obligations - 28.1% (continued)
Venture XII CLO Ltd.
2018-12A, 1.17% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[2,3]	1,096,995	$1,071,607
NewStar Clarendon Fund CLO LLC
2019-1A, 2.29% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[2,3]	994,252	982,655
Wellfleet CLO Ltd.
2020-2A, 2.20% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[2,3]	1,000,000	976,772
Jackson Mill CLO Ltd.
2018-1A, 3.07% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/27[2,3]	1,000,000	946,081
NewStar Fairfield Fund CLO Ltd.
2018-2A, 2.41% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[2,3]	1,000,000	938,797
TICP CLO I Ltd.
2018-1A, 1.94% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 07/20/27[2,3]	904,842	896,620
BSPRT Issuer Ltd.
2018-FL4, 1.24% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 09/15/35[2,3]	500,000	489,995
2018-FL3, 1.24% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[2,3]	410,969	405,825
Palmer Square Loan Funding Ltd.
2019-3A, 1.23% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[2,3]	823,507	815,379
Avery Point V CLO Ltd.
2017-5A, 2.12% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[2,3]	795,921	790,511
Steele Creek CLO Ltd.
2018-1RA, 1.76% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 04/21/31[2,3]	760,000	756,580

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.6% (continued)
Collateralized Loan Obligations - 28.1% (continued)
Grand Avenue CRE Ltd.
2020-FL2, 2.63% (1 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 03/15/35[2,3]	750,000	$751,875
West CLO Ltd.
2017-1A, 2.06% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[2,3]	692,004	688,517
ACIS CLO Ltd.
2015-6A, 2.28% (3 Month USD LIBOR + 1.59%, Rate Floor: 0.00%) due 05/01/27[2,3]	429,297	427,540
2014-3A, 2.20% (3 Month USD LIBOR + 1.51%, Rate Floor: 0.00%) due 02/01/26[2,3]	165,834	165,492
BDS Ltd.
2018-FL2, 1.14% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 08/15/35[2,3]	594,604	584,773
Dryden XXV Senior Loan Fund
2017-25A, 2.57% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/15/27[2,3]	479,956	460,949
Cent CLO Ltd.
2013-19A, 2.17% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[2,3]	398,229	397,240
Monroe Capital CLO Ltd.
2017-1A, 2.45% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[2,3]	287,681	284,978
Golub Capital Partners CLO 17 Ltd.
2017-17A, 2.64% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[2,3]	250,000	238,289
AIMCO CLO
2018-AA, 1.68% (3 Month USD LIBOR + 0.55%) due 04/17/31[2,3]	168,750	168,659
Seneca Park CLO Ltd.
2017-1A, 2.26% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[2,3]	130,126	129,855

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.6% (continued)
Collateralized Loan Obligations - 28.1% (continued)
Babson CLO Ltd.
2017-IA, 2.29% (3 Month USD LIBOR + 1.15%, Rate Floor: 0.00%) due 07/20/25[2,3]	86,845	$86,654
Octagon Investment Partners XIX Ltd.
2017-1A, 2.32% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 04/15/26[2,3]	51,878	51,867
Total Collateralized Loan Obligations		74,921,839
Financial - 3.9%
Station Place Securitization Trust
2020-5, 1.22% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 05/24/22†††,2,3,4	5,250,000	5,250,000
2020-7, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 12/24/20[2,3]	2,400,000	2,400,000
2019-9, 0.89% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/24/20†††,2,3	500,000	500,000
Barclays Bank plc
GMTN, 0.86% (1 Month USD LIBOR + 0.68%) due 07/31/20†††,3,4,5	1,650,000	1,650,000
Madison Avenue Secured Funding Trust
2019-1, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20†††,2,3	650,000	650,000
Total Financial		10,450,000
Transport-Aircraft - 1.6%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	2,027,229	1,882,358
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	1,608,657	1,434,494
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	988,333	839,572
Total Transport-Aircraft		4,156,424
Transport-Container - 1.2%
Global SC Finance II SRL
2014-1A, 3.19% due 07/17/29[2]	2,450,000	2,439,899

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.6% (continued)
Transport-Container - 1.2% (continued)
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[2]	779,167	$774,992
Total Transport-Container		3,214,891
Infrastructure - 1.0%
VB-S1 Issuer LLC
2020-1A, 3.03% due 06/15/50[2]	2,600,000	2,639,113
Collateralized Debt Obligations - 0.8%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[2]	2,250,000	2,169,764
Total Asset-Backed Securities
(Cost $99,914,873)		97,552,031
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.2%
Residential Mortgage Backed Securities - 30.9%
Ocwen Master Advance Receivables Trust
2019-T1, 2.51% due 08/15/50[2]	7,500,000	7,491,005
New Residential Advance Receivables Trust Advance Receivables Backed
2019-T4, 2.33% due 10/15/51[2]	2,500,000	2,467,808
2019-T5, 2.43% due 10/15/51[2]	2,250,000	2,236,257
2019-T3, 2.51% due 09/15/52[2]	2,100,000	2,054,756
Verus Securitization Trust
2020-1, 2.42% (WAC) due 01/25/60[2,3]	2,330,103	2,362,119
2019-4, 2.64% due 11/25/59[2,6]	1,708,049	1,735,788
2019-4, 2.85% due 11/25/59[2,6]	880,097	894,333
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	1,988,887	2,051,638
2019-1A, 3.50% (WAC) due 10/25/59[2,3]	1,657,002	1,750,703
2017-5A, 1.68% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57[2,3]	764,300	765,395
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[2,3]	1,510,603	1,586,831
2017-5, 0.79% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	1,486,367	1,473,014
2017-6, 2.75% (WAC) due 10/25/57[2,3]	1,348,451	1,396,792

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.2% (continued)
Residential Mortgage Backed Securities - 30.9% (continued)
Uniform MBS 30 Year
due 09/14/21	4,200,000	$4,361,280
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	3,265,478	3,355,114
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 0.32% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	1,892,211	1,779,400
2006-HE9, 0.33% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	1,543,799	1,435,423
Soundview Home Loan Trust
2006-OPT5, 0.33% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	2,180,651	2,079,406
2006-1, 0.48% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 02/25/36[3]	716,395	704,604
FKRT
5.47% due 07/03/23[5]	2,538,300	2,532,970
Home Equity Loan Trust
2007-FRE1, 0.38% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	2,627,089	2,389,459
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 0.57% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/35[3]	2,350,000	2,283,956
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 0.68% (1 Month USD LIBOR + 0.49%, Rate Floor: 0.49%) due 10/25/35[3]	2,000,000	1,942,988
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 02/25/24[2,3]	1,908,501	1,932,355
NovaStar Mortgage Funding Trust Series
2007-2, 0.39% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	2,034,448	1,903,253

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.2% (continued)
Residential Mortgage Backed Securities - 30.9% (continued)
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[2,3]	1,388,777	$1,443,572
2019-RM3, 2.80% (WAC) due 06/25/69[2,3]	436,510	442,302
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Ctfs Series
2005-R10, 0.62% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[3]	1,800,000	1,771,323
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[2,3]	1,125,423	1,134,794
2019-1, 2.94% (WAC) due 06/25/49[2,3]	611,086	613,341
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.82% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	1,722,369	1,659,216
2006-NC1, 0.33% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 05/25/36[3]	17,797	17,761
Encore Credit Receivables Trust 2005-2
2005-2, 0.92% (1 Month USD LIBOR + 0.74%, Rate Cap/Floor: 13.00%/0.49%) due 09/25/35[3]	1,590,000	1,555,309
Nationstar Home Equity Loan Trust
2007-B, 0.40% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[3]	1,480,416	1,440,502
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[2,6]	1,435,055	1,439,029
HarborView Mortgage Loan Trust
2006-14, 0.34% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	1,602,556	1,386,572

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.2% (continued)
Residential Mortgage Backed Securities - 30.9% (continued)
CSMC Series
2014-2R, 0.37% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	724,756	$705,317
2014-7R, 0.44% (WAC) due 10/27/36[2,3]	683,061	662,125
Banc of America Funding Trust
2015-R2, 0.45% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[2,3]	1,350,000	1,283,038
Countrywide Asset-Backed Certificates
2006-6, 0.35% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[3]	1,216,150	1,197,551
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[2,3]	1,158,348	1,169,486
CIT Mortgage Loan Trust
2007-1, 1.54% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	634,508	632,527
2007-1, 1.63% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[2,3]	386,521	387,008
Park Place Securities Incorporated Asset Backed Pass Through Certificates Series
2005-WHQ3, 1.13% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.63%) due 06/25/35[3]	1,000,000	978,768
Citigroup Mortgage Loan Trust
2007-WFH2, 0.59% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/25/37[3]	960,144	948,588
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[2,3]	910,272	926,661
Morgan Stanley Home Equity Loan Trust
2006-2, 0.46% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 02/25/36[3]	920,892	900,509

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.2% (continued)
Residential Mortgage Backed Securities - 30.9% (continued)
Alternative Loan Trust
2007-OA7, 0.32% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 05/25/47[3]	1,006,174	$869,516
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[2,3]	662,130	672,152
FBR Securitization Trust
2005-2, 0.93% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.50%) due 09/25/35[3]	658,854	652,931
Structured Asset Investment Loan Trust
2005-2, 0.92% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 03/25/35[3]	287,252	284,420
2005-1, 0.90% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 02/25/35[2,3]	239,167	239,696
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[2,3]	472,417	472,889
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 0.69% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.25%) due 12/25/35[3]	471,763	460,738
GSAMP Trust
2005-HE6, 0.62% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[3]	392,667	392,681
Encore Credit Receivables Trust
2005-4, 0.84% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.44%) due 01/25/36[3]	383,790	382,286
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[2,3]	198,745	202,430
Total Residential Mortgage Backed Securities		82,291,685
Commercial Mortgage Backed Securities - 2.3%
Morgan Stanley Capital I Trust
2018-H3, 0.99% (WAC) due 07/15/51[3,7]	55,448,045	2,709,008

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.2% (continued)
Commercial Mortgage Backed Securities - 2.3% (continued)
Citigroup Commercial Mortgage Trust
2018-C6, 0.95% (WAC) due 11/10/51[3,7]	43,353,963	$2,266,584
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.80% (WAC) due 06/15/51[3,7]	33,240,545	1,179,920
Total Commercial Mortgage Backed Securities		6,155,512
Total Collateralized Mortgage Obligations
(Cost $88,969,060)		88,447,197
CORPORATE BONDS†† - 21.3%
Financial - 10.8%
Wells Fargo & Co.
1.38% (3 Month USD LIBOR + 0.93%) due 02/11/22[3]	2,750,000	2,758,340
Goldman Sachs Group, Inc.
1.51% (3 Month USD LIBOR + 1.20%) due 09/15/20[3]	1,450,000	1,451,856
2.13% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	1,250,000	1,260,204
Mizuho Financial Group, Inc.
1.45% (3 Month USD LIBOR + 1.14%) due 09/13/21[3]	2,550,000	2,573,004
Sumitomo Mitsui Financial Group, Inc.
1.99% (3 Month USD LIBOR + 1.68%) due 03/09/21[3]	1,350,000	1,363,423
2.28% (3 Month USD LIBOR + 1.14%) due 10/19/21[3]	1,000,000	1,009,395
Australia & New Zealand Banking Group Ltd.
1.34% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	2,350,000	2,368,105
UBS Group AG
3.09% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 04/14/21[2,3]	2,250,000	2,280,052
Citizens Bank North America/Providence RI
1.17% (3 Month USD LIBOR + 0.81%) due 05/26/22[3]	2,150,000	2,151,617
Citigroup, Inc.
1.69% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	2,015,000	2,033,454
Capital One Financial Corp.
1.21% (3 Month USD LIBOR + 0.45%) due 10/30/20[3]	1,550,000	1,551,359
Credit Agricole Corporate & Investment Bank S.A.
0.96% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 05/03/21[2,3]	950,000	952,662

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 21.3% (continued)
Financial - 10.8% (continued)
Lloyds Bank Corporate Markets plc NY
0.91% (3 Month USD LIBOR + 0.37%) due 08/05/20[3]	950,000	$950,376
Credit Suisse AG NY
1.16% (3 Month USD LIBOR + 0.40%) due 07/31/20[3]	950,000	950,375
Standard Chartered Bank
0.96% (3 Month USD LIBOR + 0.40%) due 08/04/20[3]	940,000	940,344
Bank of America Corp.
1.77% (3 Month USD LIBOR + 0.66%) due 07/21/21[3]	900,000	900,208
ANZ New Zealand Int’l Ltd.
2.85% due 08/06/20[2]	600,000	601,436
Svenska Handelsbanken AB
3.35% due 05/24/21	477,000	489,113
Mitsubishi UFJ Financial Group, Inc.
2.23% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	448,000	452,973
Santander UK plc
0.86% (3 Month USD LIBOR + 0.30%) due 11/03/20[3]	400,000	400,357
Iron Mountain, Inc.
5.00% due 07/15/28[2]	375,000	367,387
Essex Portfolio, LP
5.20% due 03/15/21	250,000	254,028
UBS AG
0.83% (3 Month USD LIBOR + 0.48%) due 12/01/20[2,3]	250,000	250,360
Marsh & McLennan Cos., Inc.
4.80% due 07/15/21	200,000	206,729
Nordea Bank Abp
1.30% (3 Month USD LIBOR + 0.94%) due 08/30/23[2,3]	200,000	198,727
Assurant, Inc.
1.53% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	192,000	192,000
Total Financial		28,907,884
Consumer, Non-cyclical - 4.9%
Express Scripts Holding Co.
1.11% (3 Month USD LIBOR + 0.75%) due 11/30/20[3]	3,145,000	3,145,229
General Mills, Inc.
1.72% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	3,000,000	3,006,210
Sysco Corp.
5.65% due 04/01/25	2,250,000	2,626,351
Zimmer Biomet Holdings, Inc.
1.07% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	1,650,000	1,649,713
CVS Health Corp.
1.03% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	1,200,000	1,204,560

	Face Amount~	Value
CORPORATE BONDS†† - 21.3% (continued)
Consumer, Non-cyclical - 4.9% (continued)
AbbVie, Inc.
0.72% (3 Month USD LIBOR + 0.35%) due 05/21/21[2,3]	950,000	$950,578
ADT Security Corp.
3.50% due 07/15/22	300,000	298,200
Coca-Cola European Partners plc
3.50% due 09/15/20	250,000	251,490
Total Consumer, Non-cyclical		13,132,331
Industrial - 2.6%
Boeing Co.
4.51% due 05/01/23	3,050,000	3,222,107
Siemens Financieringsmaatschappij N.V.
0.93% (3 Month USD LIBOR + 0.61%) due 03/16/22[2,3]	1,900,000	1,907,277
Aviation Capital Group LLC
2.88% due 01/20/22[2]	1,100,000	1,051,274
Textron, Inc.
1.00% (3 Month USD LIBOR + 0.55%) due 11/10/20[3]	550,000	548,336
Ryder System, Inc.
3.75% due 06/09/23	200,000	213,421
Total Industrial		6,942,415
Technology - 1.1%
Infor, Inc.
1.45% due 07/15/23[2]	1,470,000	1,482,139
Microchip Technology, Inc.
2.67% due 09/01/23[2]	1,320,000	1,358,652
Total Technology		2,840,791
Energy - 0.7%
Phillips 66
0.96% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	1,850,000	1,847,235
Communications - 0.5%
ViacomCBS, Inc.
4.75% due 05/15/25	740,000	846,099
Sirius XM Radio, Inc.
3.88% due 08/01/22[2]	300,000	302,283
Level 3 Financing, Inc.
5.13% due 05/01/23	300,000	300,000
Sprint Spectrum Company LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
3.36% due 09/20/21[2]	62,500	63,261
Total Communications		1,511,643
Utilities - 0.3%
NextEra Energy Capital Holdings, Inc.
0.76% (3 Month USD LIBOR + 0.45%) due 09/28/20[3]	940,000	940,757
Consumer, Cyclical - 0.2%
Marriott International, Inc.
0.97% (3 Month USD LIBOR + 0.65%) due 03/08/21[3]	500,000	495,195

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 21.3% (continued)
Basic Materials - 0.2%
DuPont de Nemours, Inc.
2.17% due 05/01/23	430,000	$438,401
Total Corporate Bonds
(Cost $56,326,631)		57,056,652
FOREIGN GOVERNMENT DEBT†† - 6.7%
Government of Japan
(0.19%) due 07/13/20[8]	JPY 567,950,000	5,260,222
(0.21%) due 07/06/20[8]	JPY 283,000,000	2,621,019
United Mexican States
5.13% due 08/27/20[8]	MXN 82,650,000	3,567,598
State of Israel
0.50% due 01/31/21	ILS 9,197,000	2,664,219
Nova Scotia T-Bill
0.20% due 07/16/20[8]	CAD 3,611,000	2,660,398
Province of Manitoba Canada T-Bill
0.19% due 07/22/20[8]	CAD 1,075,000	791,965

	Face Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 6.7% (continued)
Ontario T-Bill
0.19% due 07/15/20[8]	CAD 465,000	$342,591
Total Foreign Government Debt
(Cost $18,161,659)		17,908,012
SENIOR FLOATING RATE INTERESTS†† - 0.3%
Consumer, Cyclical - 0.2%
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25[3]	750,000	726,563
Total Senior Floating Rate Interests
(Cost $728,079)		726,563
Total Investments - 101.3%
(Cost $272,571,744)		$270,161,897
Other Assets & Liabilities, net - (1.3)%		(3,572,194)
Total Net Assets - 100.0%		$266,589,703

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Citibank N.A., New York	18,060,000	BRL	07/01/20	$4,509,289	$3,324,130	$1,185,159
JPMorgan Chase Bank, N.A.	10,600,000	BRL	07/01/21	2,539,015	1,946,500	592,515
Citibank N.A., New York	7,020,000	BRL	07/01/21	1,706,018	1,289,097	416,921
Citibank N.A., New York	782,391,000	JPY	07/01/21	7,703,883	7,294,881	409,002
Goldman Sachs International	4,060,000	BRL	07/01/20	1,054,272	747,285	306,987
Barclays Bank plc	432,216,000	JPY	07/01/21	4,249,494	4,029,909	219,585
Citibank N.A., New York	82,650,000	MXN	08/27/20	3,732,911	3,568,542	164,369
JPMorgan Chase Bank, N.A.	317,158,500	JPY	09/01/20	3,014,728	2,939,686	75,042
Goldman Sachs International	567,950,000	JPY	07/13/20	5,302,586	5,260,795	41,791
Goldman Sachs International	283,000,000	JPY	07/06/20	2,653,356	2,621,119	32,237
JPMorgan Chase Bank, N.A.	1,158,625	EUR	07/30/21	1,337,251	1,314,567	22,684
Goldman Sachs International	430,000	BRL	07/01/21	100,738	78,962	21,776
Citibank N.A., New York	4,454,100	ILS	04/30/21	1,317,860	1,301,833	16,027
Bank of America, N.A.	3,787,500	ILS	04/30/21	1,121,192	1,107,000	14,192
Goldman Sachs International	2,426,500	ILS	01/31/22	718,461	713,108	5,353
JPMorgan Chase Bank, N.A.	1,080,000	CAD	07/22/20	799,279	795,823	3,456
Goldman Sachs International	2,040,200	ILS	04/30/21	597,395	596,304	1,091
Bank of America, N.A.	316,500	ILS	01/31/22	93,833	93,014	819

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Goldman Sachs International	23,942,656	ILS	02/01/21	$6,971,705	$6,970,902	$803
Citibank N.A., New York	391,000	JPY	01/04/21	3,815	3,634	181
Citibank N.A., New York	391,000	JPY	07/01/20	3,776	3,621	155
Barclays Bank plc	216,000	JPY	01/04/21	2,105	2,008	97
Barclays Bank plc	216,000	JPY	07/01/20	2,083	2,000	83
JPMorgan Chase Bank, N.A.	8,625	EUR	07/30/20	9,747	9,701	46
Bank of America, N.A.	16,500	ILS	02/01/21	4,821	4,804	17
Citibank N.A., New York	45	ILS	02/01/21	13	13	—
BNP Paribas	465,000	CAD	07/15/20	342,453	342,638	(185)
BNP Paribas	530,000	CAD	07/16/20	389,596	390,535	(939)
Barclays Bank plc	3,081,000	CAD	07/16/20	2,264,658	2,270,259	(5,601)
						$3,523,663

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Goldman Sachs International	14,716,090	ILS	02/01/21	$4,125,022	$4,284,589	$159,567
Goldman Sachs International	5,140,900	ILS	04/30/21	1,433,843	1,502,569	68,726
JPMorgan Chase Bank, N.A.	5,140,900	ILS	04/30/21	1,448,549	1,502,569	54,020
Goldman Sachs International	2,743,000	ILS	01/31/22	761,099	806,122	45,023
Goldman Sachs International	1,157,500	EUR	07/30/21	1,311,656	1,313,290	1,634
JPMorgan Chase Bank, N.A.	1,125	EUR	07/30/20	1,223	1,265	42
Bank of America, N.A.	1,125	EUR	07/30/21	1,235	1,276	41
Goldman Sachs International	7,500	EUR	07/30/20	8,402	8,435	33
JPMorgan Chase Bank, N.A.	5,000	CAD	07/22/20	3,678	3,684	6
Bank of America, N.A.	607,000	JPY	07/01/20	5,782	5,622	(160)
Bank of America, N.A.	607,000	JPY	01/04/21	5,818	5,642	(176)
JPMorgan Chase Bank, N.A.	6,047,000	BRL	07/01/21	1,171,899	1,110,423	(61,476)
JPMorgan Chase Bank, N.A.	317,158,500	JPY	09/01/20	3,024,454	2,939,686	(84,768)
Citibank N.A., New York	12,003,000	BRL	07/01/21	2,301,866	2,204,135	(97,731)
Goldman Sachs International	22,120,000	BRL	07/01/20	4,352,137	4,071,416	(280,721)
Bank of America, N.A.	1,214,607,000	JPY	07/01/21	11,708,184	11,324,790	(383,394)
						$(579,334)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of June 30, 2020.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $156,016,499 (cost $157,958,184), or 58.5% of total net assets.
3	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
4	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued securities amounts to $6,900,000, (cost $6,900,000) or 2.6% of total net assets.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $4,182,970 (cost $4,188,305), or 1.6% of total net assets — See Note 5.
6	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2020. See table below for additional step information for each security.
7	Security is an interest-only strip.
8	Rate indicated is the effective yield at the time of purchase.

BRL — Brazilian Real
CAD — Canadian Dollar
EUR — Euro
ILS — Israeli New Shekel
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$8,471,442	$—	$—	$8,471,442
Asset-Backed Securities	—	89,502,031	8,050,000	97,552,031
Collateralized Mortgage Obligations	—	88,447,197	—	88,447,197
Corporate Bonds	—	57,056,652	—	57,056,652
Foreign Government Debt	—	17,908,012	—	17,908,012
Senior Floating Rate Interests	—	726,563	—	726,563
Forward Foreign Currency Exchange Contracts**	—	3,859,480	—	3,859,480
Total Assets	$8,471,442	$257,499,935	$8,050,000	$274,021,377

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$915,151	$—	$915,151

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at June 30, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$6,900,000	Model Price	Purchase Price	—	—
Asset-Backed Securities	1,150,000	Option Adjusted Spread off prior month broker quote	Broker Quote	—	—
Total Assets	$8,050,000

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines were revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2020, the Fund had securities with a total value of $500,000 transfer from Level 2 to Level 3 to due to lack of observable inputs.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2020:

Assets
Asset-Backed Securities
Beginning Balance	$2,900,000
Purchases/(Receipts)	7,550,000
(Sales, maturities and paydowns)/Fundings	(2,900,000)
Amortization of premiums/discounts	-
Total realized gains (losses) included in earnings	-
Total change in unrealized appreciation (depreciation) included in earnings	-
Transfers into Level 3	500,000
Ending Balance	$8,050,000
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2020	$-

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/26/21	8.00%	07/26/22
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
MONEY MARKET FUND† - 1.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.08%[1]	1,814,696	$1,814,696
Total Money Market Fund
(Cost $1,814,696)		1,814,696

	Face Amount~
ASSET-BACKED SECURITIES†† - 43.2%
Collateralized Loan Obligations - 35.2%
Halcyon Loan Advisors Funding Ltd.
2017-1A, 2.06% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 04/20/27[2,3]	12,313,334	12,183,567
Garrison BSL CLO Ltd.
2018-1A, 2.78% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 07/17/28[2,3]	1,000,000	972,467
2018-1A, 2.39% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/17/28[2,3]	900,000	889,244
Denali Capital CLO XI Ltd.
2018-1A, 2.27% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[2,3]	1,750,000	1,708,996
Flagship CLO VIII Ltd.
2018-8A, 2.98% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[2,3]	1,800,000	1,695,601
KVK CLO Ltd.
2017-1A, 2.76% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 01/14/28[2,3]	1,750,000	1,679,486
MP CLO VIII Ltd.
2018-2A, 1.80% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[2,3]	1,644,408	1,611,449
Marathon CLO V Ltd.
2017-5A, 1.24% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	1,357,613	1,331,226
Telos CLO Ltd.
2017-6A, 2.41% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[2,3]	1,253,572	1,239,154
GPMT Ltd.
2019-FL2, 1.49% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[2,3]	1,250,000	1,228,955

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 43.2% (continued)
Collateralized Loan Obligations - 35.2% (continued)
THL Credit Wind River CLO Ltd.
2017-2A, 2.09% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[2,3]	966,847	$950,596
2019-1A, 2.10% (3 Month USD LIBOR + 0.88%, Rate Floor: 0.00%) due 01/15/26[2,3]	237,955	235,909
Crown Point CLO III Ltd.
2017-3A, 2.67% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[2,3]	1,100,000	1,073,755
Venture XII CLO Ltd.
2018-12A, 1.17% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[2,3]	1,066,523	1,041,840
LoanCore Issuer Ltd.
2018-CRE1, 1.32% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28[2,3]	500,000	495,627
2018-CRE1, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[2,3]	500,000	490,152
Golub Capital BDC CLO LLC
2018-1A, 2.39% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/25/26[2,3]	1,000,000	973,190
MidOcean Credit CLO VII
2020-7A, 2.26% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[2,3]	1,000,000	969,204
BXMT Ltd.
2020-FL2, 1.34% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/16/37[2,3]	1,000,000	967,260
Golub Capital Partners CLO Ltd.
2018-36A, 1.84% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[2,3]	1,000,000	938,289
Mountain View CLO Ltd.
2018-1A, 2.02% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[2,3]	841,772	827,774

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 43.2% (continued)
Collateralized Loan Obligations - 35.2% (continued)
Palmer Square Loan Funding Ltd.
2019-3A, 1.23% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[2,3]	823,507	$815,379
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 2.52% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	850,000	796,806
Venture XIV CLO Ltd.
2020-14A, 1.40% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[2,3]	750,000	724,707
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 1.77% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[2,3]	705,545	694,865
BSPRT Issuer Ltd.
2018-FL3, 1.24% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[2,3]	410,969	405,825
2018-FL4, 1.24% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 09/15/35[2,3]	250,000	244,998
MidOcean Credit CLO IV
2018-4A, 2.02% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[2,3]	589,683	581,978
Owl Rock CLO IV Ltd.
2020-4A, 3.17% (3 Month USD LIBOR + 2.62%, Rate Floor: 2.62%) due 05/20/29[2,3]	500,000	500,579
NewStar Clarendon Fund CLO LLC
2019-1A, 2.29% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[2,3]	497,126	491,327
GoldenTree Loan Management US CLO 1 Ltd.
2020-1A, 2.09% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 04/20/29[2,3]	500,000	490,407

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 43.2% (continued)
Collateralized Loan Obligations - 35.2% (continued)
Wellfleet CLO Ltd.
2020-2A, 2.20% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[2,3]	500,000	$488,386
Newfleet CLO Ltd.
2018-1A, 2.09% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[2,3]	500,000	488,075
Neuberger Berman CLO XVI-S Ltd.
2018-16SA, 2.07% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.00%) due 01/15/28[2,3]	490,420	484,915
Mountain Hawk II CLO Ltd.
2018-2A, 2.74% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[2,3]	465,487	463,163
TICP CLO I Ltd.
2018-1A, 1.94% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 07/20/27[2,3]	452,421	448,310
ACIS CLO Ltd.
2015-6A, 2.28% (3 Month USD LIBOR + 1.59%, Rate Floor: 0.00%) due 05/01/27[2,3]	429,297	427,540
Cent CLO Ltd.
2013-19A, 2.17% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[2,3]	362,027	361,128
Seneca Park CLO Ltd.
2017-1A, 2.26% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[2,3]	338,329	337,623
BDS Ltd.
2018-FL2, 1.14% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 08/15/35[2,3]	297,302	292,387
Grand Avenue CRE Ltd.
2020-FL2, 2.63% (1 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 03/15/35[2,3]	250,000	250,625
AIMCO CLO
2018-AA, 1.68% (3 Month USD LIBOR + 0.55%) due 04/17/31[2,3]	187,500	187,399

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 43.2% (continued)
Collateralized Loan Obligations - 35.2% (continued)
Dryden XXV Senior Loan Fund
2017-25A, 2.57% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/15/27[2,3]	153,341	$147,269
West CLO Ltd.
2017-1A, 2.06% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[2,3]	133,936	133,261
Babson CLO Ltd.
2017-IA, 2.29% (3 Month USD LIBOR + 1.15%, Rate Floor: 0.00%) due 07/20/25[2,3]	33,773	33,699
Octagon Investment Partners XIX Ltd.
2017-1A, 2.32% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 04/15/26[2,3]	29,802	29,796
Total Collateralized Loan Obligations		43,824,188
Financial - 3.7%
Station Place Securitization Trust
2020-5, 1.22% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 05/24/22†††,2,3,4	2,450,000	2,450,000
2020-7, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 12/24/20[2,3]	1,100,000	1,100,000
2019-9, 0.89% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/24/20†††,2,3	200,000	200,000
Barclays Bank plc
GMTN, 0.86% (1 Month USD LIBOR + 0.68%) due 07/31/20†††,3,4,5	650,000	650,000
Madison Avenue Secured Funding Trust
2019-1, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20†††,2,3	250,000	250,000
Total Financial		4,650,000
Transport-Aircraft - 1.3%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	988,333	839,572

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 43.2% (continued)
Transport-Aircraft - 1.3% (continued)
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	810,892	$752,943
Total Transport-Aircraft		1,592,515
Infrastructure - 1.0%
VB-S1 Issuer LLC
2020-1A, 3.03% due 06/15/50[2]	1,250,000	1,268,805
Transport-Container - 1.0%
Global SC Finance II SRL
2014-1A, 3.19% due 07/17/29[2]	918,750	914,962
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[2]	354,167	352,269
Total Transport-Container		1,267,231
Collateralized Debt Obligations - 1.0%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[2]	1,250,000	1,205,424
Total Asset-Backed Securities
(Cost $54,726,426)		53,808,163
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.6%
Residential Mortgage Backed Securities - 27.2%
Ocwen Master Advance Receivables Trust
2019-T1, 2.51% due 08/15/50[2]	3,000,000	2,996,402
New Residential Advance Receivables Trust Advance Receivables Backed
2019-T4, 2.33% due 10/15/51[2]	1,000,000	987,123
2019-T3, 2.51% due 09/15/52[2]	850,000	831,687
2019-T5, 2.43% due 10/15/51[2]	750,000	745,419
Uniform MBS 30 Year
due 09/14/21	1,950,000	2,024,880
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 0.33% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	1,275,312	1,185,785
2006-HE9, 0.32% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	745,417	700,976
Verus Securitization Trust
2020-1, 2.42% (WAC) due 01/25/60[2,3]	932,041	944,848
2019-4, 2.64% due 11/25/59[2,6]	854,025	867,894

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.6% (continued)
Residential Mortgage Backed Securities - 27.2% (continued)
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	807,985	$833,478
2019-1A, 3.50% (WAC) due 10/25/59[2,3]	671,757	709,744
Soundview Home Loan Trust
2006-OPT5, 0.33% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	995,009	948,812
2006-1, 0.48% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 02/25/36[3]	490,165	482,097
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	1,293,868	1,329,385
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[2,3]	629,418	661,179
2017-5, 0.79% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	616,983	611,440
CSMC Series
2014-7R, 0.44% (WAC) due 10/27/36[2,3]	660,293	640,054
2014-2R, 0.37% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	612,017	595,601
FKRT
5.47% due 07/03/23[5]	1,194,494	1,191,986
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[2,3]	900,338	907,835
2019-1, 2.94% (WAC) due 06/25/49[2,3]	237,644	238,521
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates Series
2005-R10, 0.62% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[3]	1,000,000	984,068
Home Equity Loan Trust
2007-FRE1, 0.38% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	1,081,830	983,975

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.6% (continued)
Residential Mortgage Backed Securities - 27.2% (continued)
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 0.57% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/35[3]	1,000,000	$971,896
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 0.68% (1 Month USD LIBOR + 0.49%, Rate Floor: 0.49%) due 10/25/35[3]	1,000,000	971,494
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 02/25/24[2,3]	954,250	966,177
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.82% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	844,299	813,341
2006-NC1, 0.33% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 05/25/36[3]	17,797	17,761
Countrywide Asset-Backed Certificates
2006-6, 0.35% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[3]	786,920	774,886
NovaStar Mortgage Funding Trust Series
2007-2, 0.39% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	795,284	743,999
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[2,6]	717,528	719,515
HarborView Mortgage Loan Trust
2006-14, 0.34% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	801,278	693,286
FBR Securitization Trust
2005-2, 0.93% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.50%) due 09/25/35[3]	658,854	652,931

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.6% (continued)
Residential Mortgage Backed Securities - 27.2% (continued)
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[2,3]	606,848	$617,774
CIT Mortgage Loan Trust
2007-1, 1.54% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	483,947	482,436
2007-1, 1.63% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[2,3]	124,684	124,841
Structured Asset Investment Loan Trust
2005-2, 0.92% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 03/25/35[3]	287,252	284,420
2005-1, 0.90% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 02/25/35[2,3]	225,098	225,596
Citigroup Mortgage Loan Trust
2007-WFH2, 0.59% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/25/37[3]	480,072	474,294
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[2,3]	436,510	442,302
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[2,3]	429,018	433,143
Encore Credit Receivables Trust
2005-4, 0.84% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.44%) due 01/25/36[3]	383,790	382,286
GSAMP Trust
2005-HE6, 0.62% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[3]	375,594	375,608
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[2,3]	202,465	202,667

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.6% (continued)
Residential Mortgage Backed Securities - 27.2% (continued)
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[2,3]	79,567	$81,042
Total Residential Mortgage Backed Securities		33,854,884
Commercial Mortgage Backed Securities - 1.4%
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.26% (WAC) due 02/15/50[3,7]	23,732,614	1,270,115
BENCHMARK Mortgage Trust
2019-B14, 0.92% (WAC) due 12/15/62[3,7]	9,979,276	494,233
Total Commercial Mortgage Backed Securities		1,764,348
Total Collateralized Mortgage Obligations
(Cost $35,897,049)		35,619,232
CORPORATE BONDS†† - 21.2%
Financial - 11.3%
Bank of America Corp.
1.77% (3 Month USD LIBOR + 0.66%) due 07/21/21[3]	1,295,000	1,295,300
Barclays Bank plc
1.70% due 05/12/22	1,200,000	1,221,551
Sumitomo Mitsui Financial Group, Inc.
2.28% (3 Month USD LIBOR + 1.14%) due 10/19/21[3]	1,100,000	1,110,335
Australia & New Zealand Banking Group Ltd.
1.34% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	1,100,000	1,108,475
Goldman Sachs Group, Inc.
2.13% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	800,000	806,530
1.51% (3 Month USD LIBOR + 1.20%) due 09/15/20[3]	300,000	300,384
Wells Fargo & Co.
1.38% (3 Month USD LIBOR + 0.93%) due 02/11/22[3]	1,100,000	1,103,336
UBS AG
0.83% (3 Month USD LIBOR + 0.48%) due 12/01/20[2,3]	1,100,000	1,101,584
Capital One Financial Corp.
1.21% (3 Month USD LIBOR + 0.45%) due 10/30/20[3]	1,060,000	1,060,929
Citizens Bank North America/Providence RI
1.17% (3 Month USD LIBOR + 0.81%) due 05/26/22[3]	1,000,000	1,000,752
Mizuho Financial Group, Inc.
1.45% (3 Month USD LIBOR + 1.14%) due 09/13/21[3]	650,000	655,864

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 21.2% (continued)
Financial - 11.3% (continued)
Lloyds Bank Corporate Markets plc NY
0.91% (3 Month USD LIBOR + 0.37%) due 08/05/20[3]	380,000	$380,150
Credit Suisse AG NY
1.16% (3 Month USD LIBOR + 0.40%) due 07/31/20[3]	380,000	380,150
Standard Chartered Bank
0.96% (3 Month USD LIBOR + 0.40%) due 08/04/20[3]	380,000	380,139
Credit Agricole Corporate & Investment Bank S.A.
0.96% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 05/03/21[2,3]	375,000	376,051
ANZ New Zealand Int’l Ltd.
2.85% due 08/06/20[2]	300,000	300,718
Svenska Handelsbanken AB
3.35% due 05/24/21	250,000	256,348
Mitsubishi UFJ Financial Group, Inc.
2.23% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	247,000	249,742
Nordea Bank Abp
1.30% (3 Month USD LIBOR + 0.94%) due 08/30/23[2,3]	250,000	248,409
Citigroup, Inc.
1.69% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	200,000	201,832
Santander UK plc
0.86% (3 Month USD LIBOR + 0.30%) due 11/03/20[3]	200,000	200,178
Iron Mountain, Inc.
5.00% due 07/15/28[2]	175,000	171,448
Essex Portfolio, LP
5.20% due 03/15/21	100,000	101,611
Assurant, Inc.
1.53% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	84,000	84,000
Total Financial		14,095,816
Consumer, Non-cyclical - 4.3%
Cigna Corp.
0.95% (3 Month USD LIBOR + 0.65%) due 09/17/21[3]	1,300,000	1,300,059
General Mills, Inc.
1.72% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	1,250,000	1,252,587
Sysco Corp.
5.65% due 04/01/25	900,000	1,050,541
Zimmer Biomet Holdings, Inc.
1.07% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	700,000	699,878
CVS Health Corp.
1.03% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	500,000	501,900

	Face Amount~	Value
CORPORATE BONDS†† - 21.2% (continued)
Consumer, Non-cyclical - 4.3% (continued)
AbbVie, Inc.
0.72% (3 Month USD LIBOR + 0.35%) due 05/21/21[2,3]	380,000	$380,231
ADT Security Corp.
3.50% due 07/15/22	125,000	124,250
Total Consumer, Non-cyclical		5,309,446
Industrial - 2.5%
Boeing Co.
4.51% due 05/01/23	1,200,000	1,267,714
Siemens Financieringsmaatschappij N.V.
0.93% (3 Month USD LIBOR + 0.61%) due 03/16/22[2,3]	760,000	762,911
Aviation Capital Group LLC
2.88% due 01/20/22[2]	450,000	430,066
Rolls-Royce plc
2.38% due 10/14/20[2]	300,000	299,379
Textron, Inc.
1.00% (3 Month USD LIBOR + 0.55%) due 11/10/20[3]	200,000	199,395
Ryder System, Inc.
3.75% due 06/09/23	100,000	106,711
Total Industrial		3,066,176
Technology - 1.1%
Infor, Inc.
1.45% due 07/15/23[2]	690,000	695,697
Microchip Technology, Inc.
2.67% due 09/01/23[2]	620,000	638,155
Total Technology		1,333,852
Energy - 0.8%
Phillips 66
0.96% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	800,000	798,804
Marathon Petroleum Corp.
3.40% due 12/15/20	260,000	262,474
Total Energy		1,061,278
Communications - 0.6%
ViacomCBS, Inc.
4.75% due 05/15/25	300,000	343,013
Sirius XM Radio, Inc.
3.88% due 08/01/22[2]	150,000	151,142
Level 3 Financing, Inc.
5.13% due 05/01/23	150,000	150,000
Sprint Spectrum Company LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
3.36% due 09/20/21[2]	62,500	63,261
Total Communications		707,416
Utilities - 0.3%
NextEra Energy Capital Holdings, Inc.
0.76% (3 Month USD LIBOR + 0.45%) due 09/28/20[3]	380,000	380,306

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 21.2% (continued)
Basic Materials - 0.2%
DuPont de Nemours, Inc.
2.17% due 05/01/23	170,000	$173,321
Georgia-Pacific LLC
5.40% due 11/01/20[2]	91,000	92,450
Total Basic Materials		265,771
Consumer, Cyclical - 0.1%
Marriott International, Inc.
0.97% (3 Month USD LIBOR + 0.65%) due 03/08/21[3]	200,000	198,078
Total Corporate Bonds
(Cost $26,104,260)		26,418,139
FOREIGN GOVERNMENT DEBT†† - 6.8%
Government of Japan
(0.19%) due 07/13/20[8]	JPY 267,900,000	2,481,228
(0.21%) due 07/06/20[8]	JPY 133,200,000	1,233,639
United Mexican States
5.13% due 08/27/20[8]	MXN 38,680,000	1,669,627
State of Israel
0.50% due 01/31/21	ILS 4,338,000	1,256,647

	Face Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 6.8% (continued)
Nova Scotia T-Bill
0.20% due 07/16/20[8]	CAD 1,703,000	$1,254,682
Province of Manitoba Canada T-Bill
0.19% due 07/22/20[8]	CAD 475,000	349,938
Ontario T-Bill
0.19% due 07/15/20[8]	CAD 198,000	145,878
Total Foreign Government Debt
(Cost $8,510,531)		8,391,639
SENIOR FLOATING RATE INTERESTS†† - 0.2%
Consumer, Cyclical - 0.2%
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25[3]	300,000	290,625
Total Senior Floating Rate Interests
(Cost $291,231)		290,625
Total Investments - 101.5%
(Cost $127,344,193)		$126,342,494
Other Assets & Liabilities, net - (1.5)%		(1,886,008)
Total Net Assets - 100.0%		$124,456,486

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Citibank N.A., New York	5,790,000	BRL	07/01/20	$1,447,732	$1,065,710	$382,022
Goldman Sachs International	3,800,000	BRL	07/01/20	986,756	699,429	287,327
JPMorgan Chase Bank, N.A.	3,100,000	BRL	07/01/21	742,781	569,259	173,522
Citibank N.A., New York	2,380,000	BRL	07/01/21	581,469	437,044	144,425
Citibank N.A., New York	188,094,000	JPY	07/01/21	1,852,085	1,753,757	98,328
Barclays Bank plc	174,087,000	JPY	07/01/21	1,711,602	1,623,158	88,444
Citibank N.A., New York	38,680,000	MXN	08/27/20	1,746,993	1,670,069	76,924
JPMorgan Chase Bank, N.A.	128,064,000	JPY	09/01/20	1,217,304	1,187,003	30,301
Goldman Sachs International	430,000	BRL	07/01/21	100,738	78,962	21,776
Goldman Sachs International	267,900,000	JPY	07/13/20	2,501,212	2,481,498	19,714
Goldman Sachs International	133,200,000	JPY	07/06/20	1,248,858	1,233,685	15,173
Bank of America, N.A.	1,313,000	ILS	04/30/21	389,383	383,760	5,623
Goldman Sachs International	833,450	ILS	01/31/22	247,087	244,937	2,150
JPMorgan Chase Bank, N.A.	475,000	CAD	07/22/20	351,512	350,014	1,498
Bank of America, N.A.	316,500	ILS	01/31/22	93,833	93,014	819
Goldman Sachs International	1,727,100	ILS	04/30/21	505,563	504,792	771

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Citibank N.A., New York	94,000	JPY	01/04/21	918	874	44
Barclays Bank plc	87,000	JPY	01/04/21	848	809	39
Citibank N.A., New York	94,000	JPY	07/01/20	908	871	37
Barclays Bank plc	87,000	JPY	07/01/20	840	806	34
Bank of America, N.A.	16,500	ILS	02/01/21	4,821	4,804	17
Citibank N.A., New York	45	ILS	02/01/21	13	13	—
Citibank N.A., New York	343,400	ILS	04/30/21	100,307	100,368	(61)
BNP Paribas	198,000	CAD	07/15/20	145,818	145,897	(79)
BNP Paribas	250,000	CAD	07/16/20	183,771	184,214	(443)
Goldman Sachs International	10,282,649	ILS	02/01/21	2,993,015	2,993,792	(777)
Barclays Bank plc	1,453,000	CAD	07/16/20	1,068,014	1,070,655	(2,641)
						$1,344,987

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Goldman Sachs International	5,939,444	ILS	02/01/21	$1,664,857	$1,729,268	$64,411
Goldman Sachs International	1,691,750	ILS	04/30/21	471,844	494,460	22,616
Goldman Sachs International	1,149,950	ILS	01/31/22	319,076	337,951	18,875
JPMorgan Chase Bank, N.A.	1,691,750	ILS	04/30/21	476,683	494,460	17,777
Bank of America, N.A.	181,000	JPY	07/01/20	1,724	1,676	(48)
Bank of America, N.A.	181,000	JPY	01/04/21	1,735	1,682	(53)
JPMorgan Chase Bank, N.A.	1,980,000	BRL	07/01/21	383,721	363,592	(20,129)
Citibank N.A., New York	3,930,000	BRL	07/01/21	753,676	721,675	(32,001)
JPMorgan Chase Bank, N.A.	128,064,000	JPY	09/01/20	1,221,231	1,187,003	(34,228)
Bank of America, N.A.	362,181,000	JPY	07/01/21	3,491,237	3,376,914	(114,323)
Goldman Sachs International	9,590,000	BRL	07/01/20	1,886,843	1,765,138	(121,705)
						$(198,808)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of June 30, 2020.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $78,174,243 (cost $78,949,594), or 62.8% of total net assets.

3
Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

4	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued securities amounts to $3,100,000, (cost $3,100,000) or 2.5% of total net assets.
5
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,841,986 (cost $1,844,496), or 1.5% of total net assets — See Note 5.

6
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2020. See table below for additional step information for each security.

7	Security is an interest-only strip.
8	Rate indicated is the effective yield at the time of purchase.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

BRL — Brazilian Real
CAD — Canadian Dollar
ILS — Israeli New Shekel
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$1,814,696	$—	$—	$1,814,696
Asset-Backed Securities	—	50,258,163	3,550,000	53,808,163
Collateralized Mortgage Obligations	—	35,619,232	—	35,619,232
Corporate Bonds	—	26,418,139	—	26,418,139
Foreign Government Debt	—	8,391,639	—	8,391,639
Senior Floating Rate Interests	—	290,625	—	290,625
Forward Foreign Currency Exchange Contracts**	—	1,472,667	—	1,472,667
Total Assets	$1,814,696	$122,450,465	$3,550,000	$127,815,161

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$326,488	$—	$326,488

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within the Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$3,100,000	Model Price	Purchase Price	—	—
Asset-Backed Securities	450,000	Option Adjusted Spread off prior month broker quote	Broker Quote	—	—
Total Assets	$3,550,000

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines were revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2020, the Fund had securities with a total value of $200,000 transfer from Level 2 to Level 3 to due to lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2020:

Assets
Asset-Backed Securities
Beginning Balance	$1,450,000
Purchases/(Receipts)	3,350,000
(Sales, maturities and paydowns)/Fundings	(1,450,000)
Amortization of premiums/discounts	-
Total realized gains (losses) included in earnings	-
Total change in unrealized appreciation (depreciation) included in earnings	-
Transfers into Level 3	200,000
Ending Balance	$3,550,000
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2020	$-

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/26/21	8.00%	07/26/22
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies
Organization
The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company. The Trust may issue an unlimited number of authorized shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Guggenheim Strategy Fund II	Diversified
Guggenheim Strategy Fund III	Diversified
Guggenheim Variable Insurance Strategy Fund III	Diversified

Guggenheim Partners Investment Management, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Derivatives
As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
Guggenheim Strategy Fund II	$347,946,393	$6,011,783	$(5,060,148)	$951,635
Guggenheim Strategy Fund III	272,571,744	5,155,375	(4,620,893)	534,482
Guggenheim Variable Insurance Strategy Fund III	127,344,193	2,017,252	(1,872,772)	144,480

Note 5 – Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Guggenheim Strategy Fund II
	Barclays Bank plc
	GMTN, 0.86% (1 Month USD LIBOR + 0.68%) due 07/31/20[1,2]	10/29/19	$1,950,000	$1,950,000
	FKRT
	5.47% due 07/03/23	06/12/20	3,185,323	3,178,627
			$5,135,323	$5,128,627
Guggenheim Strategy Fund III
	Barclays Bank plc
	GMTN, 0.86% (1 Month USD LIBOR + 0.68%) due 07/31/20[1,2]	10/29/19	$1,650,000	$1,650,000
	FKRT
	5.47% due 07/03/23	06/12/20	2,538,305	2,532,970
			$4,188,305	$4,182,970
Guggenheim Variable Insurance Strategy Fund III
	Barclays Bank plc
	GMTN, 0.86% (1 Month USD LIBOR + 0.68%) due 07/31/20[1,2]	10/29/19	$650,000	$650,000
	FKRT
	5.47% due 07/03/23	06/12/20	1,194,496	1,191,986
			$1,844,496	$1,841,986

[1]
Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[2]	Security was fair valued by the Valuation Committee at June 30, 2020.

Note 6 – COVID-19 and Recent Developments
The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.